POST-EMPLOYMENT BENEFIT - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Health Plan
Post-employment benefits	R$ 617,647	R$ 575,840
Defined benefit [member]
Health Plan
Post-employment benefits	617,314	575,508
Futura II [member] | Defined contribution [member]
Health Plan
Post-employment benefits	333	332
Futura [member] | Defined benefit [member]
Health Plan
Post-employment benefits	175,150	127,351
Health plan [member] | Health Insurance
Health Plan
Post-employment benefits	R$ 442,164	R$ 448,157